Subsequent Events (Details) - Subsequent Event - USD ($) $ in Millions	Jun. 28, 2021	May 25, 2021
Omni IPA Medical Group, Inc.
Subsequent Event [Line Items]
Consideration for acquisition of assets	$ 5.0
Medcore Hp [Member]
Subsequent Event [Line Items]
Consideration for acquisition of equity interests	$ 31.5
Merger agreement with Foresight Acquisition Corp
Subsequent Event [Line Items]
Estimated post-transaction enterprise value		$ 2,300.0
Merger agreement with Foresight Acquisition Corp | Minimum
Subsequent Event [Line Items]
Estimated post-transaction enterprise value		$ 2,000.0